Stated share capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of shares authorized and issued

Figures in thousand	2022	2021	2020
Authorised number of shares	10,000,000	10,000,000	10,000,000

Reconciliation of issued number of shares:
Number of shares in issue at beginning of the year[1]	2,808,406	2,923,571	—	*
Scheme implemented[2]	—	—	2,670,030
Shares issued under Sibanye-Stillwater/SGL Share Plan[3]	21,964	32,535	6,932
Issued upon conversion of US$ Convertible Bond[4]	—	—	248,040
Shares delisted (share buy-back)[5]	—	(147,700)	(1,431)
Number of shares in issue at end of the year	2,830,370	2,808,406	2,923,571
1 On 24 February 2020, the Group entered into a scheme of arrangement (The Scheme). Since the Scheme was retrospectively implemented when it became effective in 2020, the stated share capital presented in the consolidated statement of changes in equity reflects the legally issued shares of the Company from the earliest period presented, being one ordinary share at 31 December 2019
[2] From 1 January 2020 to 23 February 2020, shares of the listed entity presented for the Group were those of SGL. From 24 February 2020, these were exchanged for shares of the Company retrospectively presented for the Group in the consolidated statement of changes in equity. The Scheme was implemented on a share-for-share basis with no change in the total number of issued listed shares
[3] Upon implementation of the Scheme, the SGL equity-settled share plan was transferred to the Company and is settled in the Company’s shares from the effective date onwards (see note 6.1)
[4] During 2020, SGL issued notice to exercise its rights to redeem the US$ Convertible Bond in full (Optional Redemption Notice). Prior to the notice issued, a bondholder elected to convert a US$200,000 bond into 127,967 ordinary shares of the Company. Following the issue of the Optional Redemption Notice and subject to the conditions of the Bonds, bondholders could still exercise their conversion rights by delivering a conversion notice. Following receipt of the conversion notices, SGL could elect to settle the Bonds in shares of the Company or in cash to the value of the shares, subject to the conditions of the Bonds. Bonds with a nominal value of US$383 million were converted and settled through the issue of 247,912,467 ordinary shares in the Company (fair value of R12,573 million) and bonds with a nominal value of US$0.8 million were settled in cash. The Bonds consisted of two components under IFRS, where the conversion option component was recognised as a derivative financial liability measured at fair value through profit or loss and the bond component was recognised as a financial liability measured at amortised cost using the effective interest method. Both financial liabilities were extinguished upon settlement of the Bonds and a loss on settlement of R1,507 million was attributed to the derivative component and measured as the difference between the fair value of the Company shares issued on the respective settlement dates, the carrying amount of the amortised cost component immediately before settlement and the carrying amount of the derivative component
[5] The Group entered into a repurchase and cancellation of shares transactions with certain shareholders which resulted in the total issued shares of Sibanye-Stillwater decreasing by 147,700,000 shares in 2021 (resulting in a total cost of R8,503 million, including transaction cost at an average of R57.57 cost per share repurchased) and 1,431,197 shares in 2020 (resulting in a total cost of R84 million, including transaction cost at an average of R58.80 cost per share repurchased)
* Less than one thousand